Prospectus Supplement

August 7, 2009

The Universal Institutional Funds, Inc.

Supplement dated August 7, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Global Franchise Portfolio (Class II)

Effective August 10, 2009, the Portfolio will be re-opened and will once again offer its shares to all eligible investors. Therefore, the first paragraph of the section of the Prospectus entitled "Global Franchise Portfolio" is hereby deleted.

UIFGFSPTII

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 7, 2009

The Universal Institutional Funds, Inc.

Supplement dated August 7, 2009 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2009

Effective August 10, 2009, the Global Franchise Portfolio will be re-opened and will once again offer its shares to all eligible investors. Therefore, the double asterisk next to the Portfolio's name on the first page of the Statement of Additional Information is hereby deleted.

Please retain this supplement for future reference.